Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® INDEX SHARES FUNDS
SPDR S&P Emerging Markets Dividend ETF
(the “Fund”)
Supplement dated August 5, 2024 to the Prospectus and Summary Prospectus,
each dated January 31, 2024, as may be supplemented from time to time
The Fund seeks to track the performance of the S&P Emerging Markets Dividend Opportunities Index (the “Index”). Effective August 1, 2024, the Index’s methodology has been updated to (i) limit the number of stocks from a single country that may be included in the Index, and (ii) adjust certain constituent weighting requirements. As a result, effective immediately:
1.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Prospectus and Summary Prospectus are replaced with the following:
The Index is designed to measure the performance of 100 high-yielding emerging market common stocks. The selection universe for the Index is the S&P Emerging BMI (Broad Market Index). To be eligible for inclusion in the Index, a company’s stock must meet the following investability criteria as of the last trading date of June (the “reconstitution reference date”): (i) float-adjusted market capitalization of at least $300 million and (ii) three-month median daily value traded of at least $1 million. Additionally, a company’s stock must meet the following stability criteria as of the reconstitution reference date: (i) positive earnings‑per‑share (before extraordinary items) over the latest 12‑month period; (ii) stable (i.e., less than 5% decline) or increasing three-year dividend growth; (iii) a dividend coverage ratio greater than 100% (defined as Funds From Operations Per Share divided by Dividend‑Per‑Share); and (iv) dividend yield greater than the median dividend yield of the remaining universe of stocks that have passed all other investability and stability criteria. Eligible stocks are then ranked by risk-adjusted yield, which is calculated by dividing the dividend yield by the volatility of the monthly dividend yields over the preceding thirty‑six months as of the reconstitution reference date. The top 80 stocks ranked by risk-adjusted yield are automatically selected for inclusion in the Index. All stocks that are current constituents and fall within the top 150 ranking are then chosen by order of rank. If there are still fewer than 100 constituents, the remaining stocks are selected based on rank until 100 stocks are selected. No more than 30 stocks from a single country may be included in the Index.
The Index is weighted based on trailing twelve-month dividend yield, subject to specific diversification requirements. The Index is reconstituted after the U.S. market close on the last business day of July, based on information as of the last business day of June (the reconstitution reference date). The Index undergoes a secondary rebalance, as necessary, effective after the close of trading on the last business day in January, to ensure adherence to the constituent weighting criteria. Index constituents are also reviewed on a monthly basis, and if it is determined that a constituent has eliminated or suspended its dividend, or omitted a payment, the constituent is removed from the Index, effective on the first business day of the following month. The Index is subject to the following limits at rebalancing: (i) maximum single country or sector weight of 30%; (ii) maximum single stock weight of 4%; (iii) maximum combined trust exposure (including real estate investment trusts) of 10%; and (iv) the minimum portfolio size that can be turned over in a single day (based on its three month median daily value traded) is $750 million. If these weight thresholds cannot be satisfied, the minimum initial portfolio size and country stock weights may be relaxed. As of July 31, 2024, a significant portion of the Fund comprised companies in the financial and technology sectors, although this may change from time to time. As of July 31, 2024, countries represented in the Fund included Brazil, China, Greece, India, Indonesia, Kuwait, Malaysia, Mexico, the Philippines, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand and the United Arab Emirates. As of July 31, 2024, a significant portion of the Fund comprised companies located in China and Taiwan, although this may change from time to time. As of July 31, 2024, the Index comprised 100 securities.
2.
“Utilities Sector Risk” is no longer a principal risk of the Fund. Accordingly, the “Utilities Sector Risk” discussion is deleted from the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectus and the risk chart within the “ADDITIONAL RISK INFORMATION” section of the Prospectus is updated to reflect that “Utilities Sector Risk” is no longer a principal risk of the Fund.

SPDR(R) S&P(R) Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® INDEX SHARES FUNDS
SPDR S&P Emerging Markets Dividend ETF
(the “Fund”)
Supplement dated August 5, 2024 to the Prospectus and Summary Prospectus,
each dated January 31, 2024, as may be supplemented from time to time
The Fund seeks to track the performance of the S&P Emerging Markets Dividend Opportunities Index (the “Index”). Effective August 1, 2024, the Index’s methodology has been updated to (i) limit the number of stocks from a single country that may be included in the Index, and (ii) adjust certain constituent weighting requirements. As a result, effective immediately:
1.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Prospectus and Summary Prospectus are replaced with the following:
The Index is designed to measure the performance of 100 high-yielding emerging market common stocks. The selection universe for the Index is the S&P Emerging BMI (Broad Market Index). To be eligible for inclusion in the Index, a company’s stock must meet the following investability criteria as of the last trading date of June (the “reconstitution reference date”): (i) float-adjusted market capitalization of at least $300 million and (ii) three-month median daily value traded of at least $1 million. Additionally, a company’s stock must meet the following stability criteria as of the reconstitution reference date: (i) positive earnings‑per‑share (before extraordinary items) over the latest 12‑month period; (ii) stable (i.e., less than 5% decline) or increasing three-year dividend growth; (iii) a dividend coverage ratio greater than 100% (defined as Funds From Operations Per Share divided by Dividend‑Per‑Share); and (iv) dividend yield greater than the median dividend yield of the remaining universe of stocks that have passed all other investability and stability criteria. Eligible stocks are then ranked by risk-adjusted yield, which is calculated by dividing the dividend yield by the volatility of the monthly dividend yields over the preceding thirty‑six months as of the reconstitution reference date. The top 80 stocks ranked by risk-adjusted yield are automatically selected for inclusion in the Index. All stocks that are current constituents and fall within the top 150 ranking are then chosen by order of rank. If there are still fewer than 100 constituents, the remaining stocks are selected based on rank until 100 stocks are selected. No more than 30 stocks from a single country may be included in the Index.
The Index is weighted based on trailing twelve-month dividend yield, subject to specific diversification requirements. The Index is reconstituted after the U.S. market close on the last business day of July, based on information as of the last business day of June (the reconstitution reference date). The Index undergoes a secondary rebalance, as necessary, effective after the close of trading on the last business day in January, to ensure adherence to the constituent weighting criteria. Index constituents are also reviewed on a monthly basis, and if it is determined that a constituent has eliminated or suspended its dividend, or omitted a payment, the constituent is removed from the Index, effective on the first business day of the following month. The Index is subject to the following limits at rebalancing: (i) maximum single country or sector weight of 30%; (ii) maximum single stock weight of 4%; (iii) maximum combined trust exposure (including real estate investment trusts) of 10%; and (iv) the minimum portfolio size that can be turned over in a single day (based on its three month median daily value traded) is $750 million. If these weight thresholds cannot be satisfied, the minimum initial portfolio size and country stock weights may be relaxed. As of July 31, 2024, a significant portion of the Fund comprised companies in the financial and technology sectors, although this may change from time to time. As of July 31, 2024, countries represented in the Fund included Brazil, China, Greece, India, Indonesia, Kuwait, Malaysia, Mexico, the Philippines, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand and the United Arab Emirates. As of July 31, 2024, a significant portion of the Fund comprised companies located in China and Taiwan, although this may change from time to time. As of July 31, 2024, the Index comprised 100 securities.
2.
“Utilities Sector Risk” is no longer a principal risk of the Fund. Accordingly, the “Utilities Sector Risk” discussion is deleted from the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectus and the risk chart within the “ADDITIONAL RISK INFORMATION” section of the Prospectus is updated to reflect that “Utilities Sector Risk” is no longer a principal risk of the Fund.